UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Massachusetts Institute of Technology
Address: 238 Main Street, Suite 200
	 Cambridge, MA 02142-1012

Form 13F File Number: 28-1002

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it isunderstood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Seth Alexander
Title: President MITIMco
Phone: 617-253-4900

Signature, Place, and Date of Signing:

Seth Alexander	Cambridge, Massachusetts	June 10, 2011
[Signature] 	[City, State] 			[Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 83
Form 13F Information Table Value Total: 264060
					(thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



F0RM13F INFORMATION TABLE

                               TITLE OF               VALUE    SHRS/    SH/     PUT/ INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER                 CLASS   CUSIP          (X$1000) PRN AMT  PRN     CALL DISCRETION MANAGERS SOLE   SHARED NONE
--------------------------     ------- ----------     -------- -------  ---     ---- ---------- -------- ------ ------ ----
ABBOTT LABS                    	COM 	002824100      1025	18390	 SH 	      SOLE 	   	 18390
ADC TELECOMMUNICATIONS INC     	COM 	000886101      4825	1048851	 SH 	      SOLE 	   	 1048851
AIR PRODS + CHEMS INC          	COM 	009158106      2799	59670	 SH 	      SOLE 	   	 59670
ALLEGHENY TECHNOLOGIES INC     	COM 	01741R102      462	27587	 SH 	      SOLE 	   	 27587
AMERICAN EXPRESS CO            	COM 	025816109      444	12450	 SH 	      SOLE 	   	 12450
AMERICAN HOME PRODUCTS CORP    	COM 	026609107      4205	68525	 SH 	      SOLE 	   	 68525
AMERICAN INTL GROUP INC        	COM 	026874107      42611	536664	 SH 	      SOLE 	   	 536664
AMERICAN SUPERCONDUCTOR CORP   	COM 	030111108      944	76957	 SH 	      SOLE 	   	 76957
ANALOG DEVICES INC             	COM 	032654105      57241	1289494	 SH 	      SOLE 	   	 1289494
AUTOMATIC DATA PROCESSING INC  	COM 	053015103      5321	90345	 SH 	      SOLE 	   	 90345
AVAYA INC                      	COM 	053499109      140	11507	 SH 	      SOLE 	   	 11507
BELLSOUTH CORP                 	COM 	079860102      908	23800	 SH 	      SOLE 	   	 23800
BP PLC                         	ADR 	055622104      308	6622	 SH 	      SOLE 	   	 6622
BRISTOL MYERS SQUIBB CO        	COM 	110122108      1828	35834	 SH 	      SOLE 	   	 35834
CERAGON NETWORKS LTD           	COM 	M22013102      427	95549	 SH 	      SOLE 	   	 95549
CHEVRONTEXACO CORP             	COM 	166764100      359	4000	 SH 	      SOLE 	   	 4000
CISCO SYS INC                  	COM 	17275R102      6110	337400	 SH 	      SOLE 	   	 337400
CITIGROUP INC                  	COM 	172967101      12172	241130	 SH 	      SOLE 	   	 241130
COGNEX CORP                    	COM 	192422103      2082	81300	 SH 	      SOLE 	   	 81300
COMPUTER SCIENCES CORP         	COM 	205363104      274	5600	 SH 	      SOLE 	   	 5600
CONCORD EFS INC                	COM 	206197105      7943	242298	 SH 	      SOLE 	   	 242298
CONOCO INC                     	COM 	208251504      1369	48373	 SH 	      SOLE 	   	 48373
CORVIS CORP                    	COM 	221009103      1619	501322	 SH 	      SOLE 	   	 501322
CROWN CASTLE INTL CORP         	COM 	228227104      1672	156552	 SH 	      SOLE 	   	 156552
DDI CORPORATION                	COM 	233162106      361	36696	 SH 	      SOLE 	   	 36696
DISNEY WALT CO                 	COM 	254687106      1399	67530	 SH 	      SOLE 	   	 67530
DOW CHEM CO                    	COM 	260543103      1829	54125	 SH 	      SOLE 	   	 54125
DUKE ENERGY CO                 	COM 	264399106      483	12300	 SH 	      SOLE 	   	 12300
E PIPHANY INC                  	COM 	26881V100      1306	149972	 SH 	      SOLE 	   	 149972
E TRADE GROUP INC              	COM 	269246104      4100	400000	 SH 	      SOLE 	   	 400000
E Z EM INC                     	COM 	269305306      248	47276	 SH 	      SOLE 	   	 47276
EXPONENT INC                   	COM 	30214U102      434	35263	 SH 	      SOLE 	   	 35263
EXXON MOBIL CORP               	COM 	30231G102      4519	114992	 SH 	      SOLE 	   	 114992
FEDERAL NATL MTG ASSN          	COM 	313586109      3368	42371	 SH 	      SOLE 	   	 42371
FINANCIAL FED CORP             	COM 	317492106      1055	33750	 SH 	      SOLE 	   	 33750
FOUNDRY NETWORKS INC           	COM 	35063R100      243	29743	 SH 	      SOLE 	   	 29743
FPL GROUP INC                  	COM 	302571104      1649	29230	 SH 	      SOLE 	   	 29230
GANNETT INC                    	COM 	364730101      4053	60280	 SH 	      SOLE 	   	 60280
GENERAL ELEC CO                	COM 	369604103      6421	160204	 SH 	      SOLE 	   	 160204
GILLETTE CO                    	COM 	375766102      1292	38685	 SH 	      SOLE 	   	 38685
GOLDMAN SACHS GROUP INC        	COM 	38141G104      2587	27891	 SH 	      SOLE 	   	 27891
HEWLETT PACKARD CO             	COM 	428236103      309	15046	 SH 	      SOLE 	   	 15046
HOME DEPOT INC                 	COM 	437076102      5926	116167	 SH 	      SOLE 	   	 116167
INTEL CORP                     	COM 	458140100      4467	142040	 SH 	      SOLE 	   	 142040
INTERNATIONAL BUSINESS MACHS   	COM 	459200101      5638	46611	 SH 	      SOLE 	   	 46611
INTERNATIONAL PAPER CO         	COM 	460146103      202	5000	 SH 	      SOLE 	   	 5000
JOHNSON + JOHNSON              	COM 	478160104      1889	31970	 SH 	      SOLE 	   	 31970
JUNIPER NETWORKS INC           	COM 	48203R104      3380	178382	 SH 	      SOLE 	   	 178382
KIMBERLY CLARK CORP            	COM 	494368103      3645	60955	 SH 	      SOLE 	   	 60955
LUCENT TECHNOLOGIES INC        	COM 	549463107      986	156668	 SH 	      SOLE 	   	 156668
MARSH + MCLENNAN COS INC       	COM 	571748102      1453	13525	 SH 	      SOLE 	   	 13525
MCKESSON CORP                  	COM 	58155Q103      2371	63400	 SH 	      SOLE 	   	 63400
MERCK + CO INC                 	COM 	589331107      303	5156	 SH 	      SOLE 	   	 5156
MERRILL LYNCH + CO INC         	COM 	590188108      404	7740	 SH 	      SOLE 	   	 7740
MICROSOFT CORP                 	COM 	594918104      2952	44558	 SH 	      SOLE 	   	 44558
MINNESOTA MNG + MFG CO         	COM 	604059105      2671	22596	 SH 	      SOLE 	   	 22596
MOTOROLA INC                   	COM 	620076109      635	42300	 SH 	      SOLE 	   	 42300
NEXTEL COMMUNICATIONS INC      	COM 	65332V103      719	65588	 SH 	      SOLE 	   	 65588
OMNICOM GROUP                  	COM 	681919106      679	7600	 SH 	      SOLE 	   	 7600
PEPSICO INC                    	COM 	713448108      2620	53815	 SH 	      SOLE 	   	 53815
PFIZER INC                     	COM 	717081103      3248	81515	 SH 	      SOLE 	   	 81515
PROCTER + GAMBLE CO            	COM 	742718109      1487	18795	 SH 	      SOLE 	   	 18795
PROGRESS ENERGY INC            	COM 	743263105      720	16000	 SH 	      SOLE 	   	 16000
ROYAL DUTCH PETE CO            	ADR 	780257804      333	6800	 SH 	      SOLE 	   	 6800
SAFEWAY INC                    	COM 	786514208      246	5900	 SH 	      SOLE 	   	 5900
SBC COMMUNICATIONS INC         	COM 	78387G103      2933	74885	 SH 	      SOLE 	   	 74885
SCRIPPS E W CO OH              	COM 	811054204      937	14200	 SH 	      SOLE 	   	 14200
SECURITY CAP GROUP INC         	COM 	81413PAA3      4164	5000000	 SH 	      SOLE 	   	 5000000
SIMPLEX SOLUTIONS INC          	COM 	828854109      2207	133361	 SH 	      SOLE 	   	 133361
STATE STREET CORPORATION       	COM 	857477103      4541	86900	 SH 	      SOLE 	   	 86900
TARGET CORP                    	COM 	87612E106      616	15000	 SH 	      SOLE 	   	 15000
TEXTRON INC                    	COM 	883203101      332	8000	 SH 	      SOLE 	   	 8000
TULARIK INC                    	COM 	899165104      1207	50260	 SH 	      SOLE 	   	 50260
TYCO INTL LTD                  	COM 	902124106      600	10188	 SH 	      SOLE 	   	 10188
US BANCORP DEL                 	COM 	902973304      402	19196	 SH 	      SOLE 	   	 19196
V ONE CORP                     	COM 	918278102      19	13587	 SH 	      SOLE 	   	 13587
VERIZON COMMUNICATIONS         	COM 	92343V104      2300	48460	 SH 	      SOLE 	   	 48460
VIGNETTE CORP                  	COM 	926734104      434	80826	 SH 	      SOLE 	   	 80826
WACHOVIA CORP 2ND NEW          	COM 	929903102      332	10580	 SH 	      SOLE 	   	 10580
WAL MART STORES INC            	COM 	931142103      1167	20273	 SH 	      SOLE 	   	 20273
WATCHGUARD TECHNOLOGIES INC    	COM 	941105108      209	32156	 SH 	      SOLE 	   	 32156
WEBMETHODS INC                 	COM 	94768C108      1747	104211	 SH 	      SOLE 	   	 104211
WORLDCOM INC/WORLDCOM GRP      	COM 	98157D106      195	13865	 SH 	      SOLE 	   	 13865
